REVENUE - Market risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%	20.00%	20.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 2,227.4	R 1,575.6	R 1,247.9
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (2,227.4)	(1,575.6)	(1,247.9)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	10.00%
Currency risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,113.7	787.8	1,247.9
Currency risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,113.7)	R (787.8)	R (1,247.9)